Fair Values Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Of Financial Instruments [Abstract]
Table Of Assets And Liabilities Measured At Fair Value

	Accounting balance	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	4,129,970	4,129,970	—	4,129,970	—
Financial assets at fair value through profit or loss - Derivatives	3,047,036	3,047,036	—	2,362,036	685,000
Financial assets at fair value through profit or loss - Equity instruments	4,152,821	4,152,821	1,119,811	—	3,033,010
Financial assets at fair value through other comprehensive income - Debt securities	45,178,513	45,178,513	1,225,033	43,953,480	—
Financial assets at fair value through other comprehensive income - Equity instruments	27,369	27,369	—	27,369	—

Total	56,535,709	56,535,709	2,344,844	50,472,855	3,718,010

Financial liabilities at fair value through profit or loss
Trading liabilities	580,802	580,802	580,802	—	—
Derivatives	3,072,947	3,072,947	—	3,072,947	—

Total	3,653,749	3,653,749	580,802	3,072,947	—

The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2018 is detailed below:

	Accounting balance	Total fair value	Level 1 Fair value	Level 2 Fair value
Financial assets
Financial assets at fair value through profit or loss - Debt securities	11,549,889	11,549,889	83,086	11,466,803
Financial assets at fair value through profit or loss - Derivatives	909,793	909,793	—	909,793
Financial assets at fair value through profit or loss - Equity instruments	812,275	812,275	812,275	—
Financial assets at fair value through other comprehensive income - Debt securities	37,765,909	37,765,909	154,088	37,611,821
Financial assets at fair value through other comprehensive income - Equity instruments	21,423	21,423	20,346	1,077

Total	51,059,289	51,059,289	1,069,795	49,989,494

Financial liabilities at fair value through profit or loss
Trading liabilities	1,064,936	1,064,936	250,279	814,657
Derivatives	2,118,671	2,118,671	—	2,118,671

Total	3,183,607	3,183,607	250,279	2,933,328

Table Of Transfers Between Hierarchy Levels From Level 1 To Level 2

	December 31, 2019	December 31, 2018
Argentine Treasury Bond in Pesos due 2038	—	2,484

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets	The sensitivity is related to the two following variables: the WACC (Weighted Average Cost of Capital) and the g level (the growth factor for future cash flows after 2023 that determines the terminal value):

Prisma equity (49%) + minority discount (9.09%) – US$ millions
		g (terminal value growth – annual)
		2.50%	3.00%	3.50%
	97.5%	467.8	480.0	493.3
WACC	100%	461.8	473.8	486.8
	102.5%	455.9	467.7	480.5

Table Of Assets And Liabilities Not Measured At Fair Value

	Accounting balance	Total fair value		Level 2 Fair value
Financial assets
Cash and cash equivalents	156,259,910	(a	)	—
Other financial assets	10,897,537	(a	)	—
Loans and advances	195,129,732	193,160,534		193,160,534

Financial liabilities
Deposits	293,988,047	292,145,753		292,145,753
Other financial liabilities	28,825,175	(a	)	—
Bank loans	6,148,876	6,116,044		6,116,044
Debt securities issued	7,319,081	7,264,514		7,264,514

(a)	The Group does not report the fair value as it considers it to be similar to its accounting value.

The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2018 is detailed below:

	Accounting balance	Total fair value		Level 2 Fair value
Financial assets
Cash and cash equivalents	152,456,309	(a	)	—
Reverse repurchase agreements	19,566,144	(a	)	—
Other financial assets	19,786,689	(a	)	—

Loans and advances	279,336,187	271,977,546		271,977,546
Financial liabilities
Deposits	399,209,017	395,210,860		395,210,860
Repurchase agreements	22,030	(a	)	—
Other financial liabilities	43,364,418	(a	)	—
Bank loans	8,503,124	(a	)	—
Debt securities issued	3,805,337	3,710,516		3,710,516

(a)	The Group does not report the fair value as it considers it to be similar to its accounting value.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
Below we present the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price, the result of which is shown in the tables below:

Sensibility - US$
		Volatility
		10.0%	12.2%	15.0%	20.0%
	95%	0.84	0.98	1.16	1.45
EBITDA	100%	0.95	1.10	1.29	1.59
	105%	1.08	1.23	1.42	1.73

Sensibility - $
		Volatility
		10.0%	12.2%	15.0%	20.0%
	95%	48.15	56.30	66.51	83.47
EBITDA	100%	54.88	63.43	74.04	91.58
	105%	62.43	70.55	81.58	99.70

Reconciliation of unobservable input reconciliation
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values:

December 31, 2019
Balance at the beginning of the fiscal year	—
Investments in equity instruments – Prisma Medios de Pago S.A.	3,033,010
Derivatives - Put options - Prima Medios de Pago S.A.	685,000

Balance at year-end	3,718,010

Accounts	Balances as of December 31, 2018	Ownership interest (49.0000%)	Gains on financial assets at fair value through profit net	Net monetary inflation adjustment	Balances as of December 31, 2019
Investments in equity instruments – Prisma Medios de Pago S.A.	—	212,463	3,805,345	(984,798)	3,033,010
Derivatives - Put options - Prima Medios de Pago S.A.	—	—	685,000	—	685,000

Total	—	212,463	4,490,345	(984,798)	3,718,010